Offerings	Mar. 31, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount of Registration Fee	$ 0
Offering Note

(1)	With respect to the primary offerings, we are registering hereunder such indeterminate number of shares of Common Stock and Preferred Stock, such indeterminate principal amount of Debt Securities, such indeterminate number of Warrants to purchase Common Stock, Preferred Stock, or Debt Securities or any combination thereof, and such indeterminate number of Units consisting of such securities. If any Debt Securities are issued at an original issue discount, then the offering price of such Debt Securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $1,000,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate numbers of shares of Common Stock and Preferred Stock, and principal amounts of Debt Securities, as may be issued upon conversion of or exchange for Preferred Stock or Debt Securities that provide for conversion or exchange, upon exercise of Warrants or pursuant to the anti-dilution provisions of any such securities.
(2)	With respect to the primary offerings, the proposed maximum offering prices per security and proposed maximum aggregate offering prices will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.
(3)	With respect to the primary offerings, the proposed maximum aggregate offering price has been estimated for the sole purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”) and is exclusive of accrued interest, distributions and dividends, if any.
(4)	With respect to the primary offerings, pursuant to Rule 457(o) under the Securities Act, the registration fee is calculated on the maximum offering price of all securities listed, and the table does not specify information by each class about the amount to be registered.
(5)	With respect to the secondary offering, the proposed maximum offering price per share has been estimated solely for the purpose of calculating the registration fee. The registration fee has been calculated in accordance with Rule 457(c) under the Securities Act based on the average of the high and low prices reported for the registrant’s common stock on March 30, 2026.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Preferred Stock
Amount of Registration Fee	$ 0
Offering Note

(1)	With respect to the primary offerings, we are registering hereunder such indeterminate number of shares of Common Stock and Preferred Stock, such indeterminate principal amount of Debt Securities, such indeterminate number of Warrants to purchase Common Stock, Preferred Stock, or Debt Securities or any combination thereof, and such indeterminate number of Units consisting of such securities. If any Debt Securities are issued at an original issue discount, then the offering price of such Debt Securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $1,000,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate numbers of shares of Common Stock and Preferred Stock, and principal amounts of Debt Securities, as may be issued upon conversion of or exchange for Preferred Stock or Debt Securities that provide for conversion or exchange, upon exercise of Warrants or pursuant to the anti-dilution provisions of any such securities.
(2)	With respect to the primary offerings, the proposed maximum offering prices per security and proposed maximum aggregate offering prices will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.
(3)	With respect to the primary offerings, the proposed maximum aggregate offering price has been estimated for the sole purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”) and is exclusive of accrued interest, distributions and dividends, if any.
(4)	With respect to the primary offerings, pursuant to Rule 457(o) under the Securities Act, the registration fee is calculated on the maximum offering price of all securities listed, and the table does not specify information by each class about the amount to be registered.
(5)	With respect to the secondary offering, the proposed maximum offering price per share has been estimated solely for the purpose of calculating the registration fee. The registration fee has been calculated in accordance with Rule 457(c) under the Securities Act based on the average of the high and low prices reported for the registrant’s common stock on March 30, 2026.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Debt Securities
Amount of Registration Fee	$ 0
Offering Note

(1)	With respect to the primary offerings, we are registering hereunder such indeterminate number of shares of Common Stock and Preferred Stock, such indeterminate principal amount of Debt Securities, such indeterminate number of Warrants to purchase Common Stock, Preferred Stock, or Debt Securities or any combination thereof, and such indeterminate number of Units consisting of such securities. If any Debt Securities are issued at an original issue discount, then the offering price of such Debt Securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $1,000,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate numbers of shares of Common Stock and Preferred Stock, and principal amounts of Debt Securities, as may be issued upon conversion of or exchange for Preferred Stock or Debt Securities that provide for conversion or exchange, upon exercise of Warrants or pursuant to the anti-dilution provisions of any such securities.
(2)	With respect to the primary offerings, the proposed maximum offering prices per security and proposed maximum aggregate offering prices will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.
(3)	With respect to the primary offerings, the proposed maximum aggregate offering price has been estimated for the sole purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”) and is exclusive of accrued interest, distributions and dividends, if any.
(4)	With respect to the primary offerings, pursuant to Rule 457(o) under the Securities Act, the registration fee is calculated on the maximum offering price of all securities listed, and the table does not specify information by each class about the amount to be registered.
(5)	With respect to the secondary offering, the proposed maximum offering price per share has been estimated solely for the purpose of calculating the registration fee. The registration fee has been calculated in accordance with Rule 457(c) under the Securities Act based on the average of the high and low prices reported for the registrant’s common stock on March 30, 2026.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants
Amount of Registration Fee	$ 0
Offering Note

(1)	With respect to the primary offerings, we are registering hereunder such indeterminate number of shares of Common Stock and Preferred Stock, such indeterminate principal amount of Debt Securities, such indeterminate number of Warrants to purchase Common Stock, Preferred Stock, or Debt Securities or any combination thereof, and such indeterminate number of Units consisting of such securities. If any Debt Securities are issued at an original issue discount, then the offering price of such Debt Securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $1,000,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate numbers of shares of Common Stock and Preferred Stock, and principal amounts of Debt Securities, as may be issued upon conversion of or exchange for Preferred Stock or Debt Securities that provide for conversion or exchange, upon exercise of Warrants or pursuant to the anti-dilution provisions of any such securities.
(2)	With respect to the primary offerings, the proposed maximum offering prices per security and proposed maximum aggregate offering prices will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.
(3)	With respect to the primary offerings, the proposed maximum aggregate offering price has been estimated for the sole purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”) and is exclusive of accrued interest, distributions and dividends, if any.
(4)	With respect to the primary offerings, pursuant to Rule 457(o) under the Securities Act, the registration fee is calculated on the maximum offering price of all securities listed, and the table does not specify information by each class about the amount to be registered.
(5)	With respect to the secondary offering, the proposed maximum offering price per share has been estimated solely for the purpose of calculating the registration fee. The registration fee has been calculated in accordance with Rule 457(c) under the Securities Act based on the average of the high and low prices reported for the registrant’s common stock on March 30, 2026.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Units
Amount of Registration Fee	$ 0
Offering Note

(1)	With respect to the primary offerings, we are registering hereunder such indeterminate number of shares of Common Stock and Preferred Stock, such indeterminate principal amount of Debt Securities, such indeterminate number of Warrants to purchase Common Stock, Preferred Stock, or Debt Securities or any combination thereof, and such indeterminate number of Units consisting of such securities. If any Debt Securities are issued at an original issue discount, then the offering price of such Debt Securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $1,000,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate numbers of shares of Common Stock and Preferred Stock, and principal amounts of Debt Securities, as may be issued upon conversion of or exchange for Preferred Stock or Debt Securities that provide for conversion or exchange, upon exercise of Warrants or pursuant to the anti-dilution provisions of any such securities.
(2)	With respect to the primary offerings, the proposed maximum offering prices per security and proposed maximum aggregate offering prices will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.
(3)	With respect to the primary offerings, the proposed maximum aggregate offering price has been estimated for the sole purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”) and is exclusive of accrued interest, distributions and dividends, if any.
(4)	With respect to the primary offerings, pursuant to Rule 457(o) under the Securities Act, the registration fee is calculated on the maximum offering price of all securities listed, and the table does not specify information by each class about the amount to be registered.
(5)	With respect to the secondary offering, the proposed maximum offering price per share has been estimated solely for the purpose of calculating the registration fee. The registration fee has been calculated in accordance with Rule 457(c) under the Securities Act based on the average of the high and low prices reported for the registrant’s common stock on March 30, 2026.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Units
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,100.00
Offering Note

(1)	With respect to the primary offerings, we are registering hereunder such indeterminate number of shares of Common Stock and Preferred Stock, such indeterminate principal amount of Debt Securities, such indeterminate number of Warrants to purchase Common Stock, Preferred Stock, or Debt Securities or any combination thereof, and such indeterminate number of Units consisting of such securities. If any Debt Securities are issued at an original issue discount, then the offering price of such Debt Securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $1,000,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate numbers of shares of Common Stock and Preferred Stock, and principal amounts of Debt Securities, as may be issued upon conversion of or exchange for Preferred Stock or Debt Securities that provide for conversion or exchange, upon exercise of Warrants or pursuant to the anti-dilution provisions of any such securities.
(2)	With respect to the primary offerings, the proposed maximum offering prices per security and proposed maximum aggregate offering prices will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.
(3)	With respect to the primary offerings, the proposed maximum aggregate offering price has been estimated for the sole purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”) and is exclusive of accrued interest, distributions and dividends, if any.
(4)	With respect to the primary offerings, pursuant to Rule 457(o) under the Securities Act, the registration fee is calculated on the maximum offering price of all securities listed, and the table does not specify information by each class about the amount to be registered.
(5)	With respect to the secondary offering, the proposed maximum offering price per share has been estimated solely for the purpose of calculating the registration fee. The registration fee has been calculated in accordance with Rule 457(c) under the Securities Act based on the average of the high and low prices reported for the registrant’s common stock on March 30, 2026.

Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	109,009,250
Maximum Aggregate Offering Price	$ 45,783,885.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,322.75
Offering Note

(1)	With respect to the primary offerings, we are registering hereunder such indeterminate number of shares of Common Stock and Preferred Stock, such indeterminate principal amount of Debt Securities, such indeterminate number of Warrants to purchase Common Stock, Preferred Stock, or Debt Securities or any combination thereof, and such indeterminate number of Units consisting of such securities. If any Debt Securities are issued at an original issue discount, then the offering price of such Debt Securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $1,000,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate numbers of shares of Common Stock and Preferred Stock, and principal amounts of Debt Securities, as may be issued upon conversion of or exchange for Preferred Stock or Debt Securities that provide for conversion or exchange, upon exercise of Warrants or pursuant to the anti-dilution provisions of any such securities.
(2)	With respect to the primary offerings, the proposed maximum offering prices per security and proposed maximum aggregate offering prices will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.
(3)	With respect to the primary offerings, the proposed maximum aggregate offering price has been estimated for the sole purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”) and is exclusive of accrued interest, distributions and dividends, if any.
(4)	With respect to the primary offerings, pursuant to Rule 457(o) under the Securities Act, the registration fee is calculated on the maximum offering price of all securities listed, and the table does not specify information by each class about the amount to be registered.
(5)	With respect to the secondary offering, the proposed maximum offering price per share has been estimated solely for the purpose of calculating the registration fee. The registration fee has been calculated in accordance with Rule 457(c) under the Securities Act based on the average of the high and low prices reported for the registrant’s common stock on March 30, 2026.